SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Entity's Operating Segments [Abstract]
Schedule of external revenues and gross profit per geographic segment
Total external revenues and gross profit per geographic segment for the financial year 2022, 2021 and 2020 are:

Amounts in $ ‘000	2022	2021	2020
Revenues:
U.S.	200,082	193,419	202,684
Europe	4,924	4,933	8,232
RoW	616	519	1,258
Total revenues	205,622	198,871	212,174
Gross profit:
U.S.	186,263	176,266	184,024
Europe	1,378	1,049	3,534
RoW	419	414	1,077
Total gross profit	188,060	177,729	188,635